Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2017	2018	2019
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of good s	Associates	$8,496.0	$8,980.1	$6,253.9
	Other related parties	0.1	0.3	—

		$8,496.1	$8,980.4	$6,253.9

Net revenue from royalties	Associates	$482.5	$362.3	$183.6

c.	Purchases

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$9,904.6	$8,809.5	$6,301.4

d.	Receivables from related parties

		December 31, 2018	December 31, 2019
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$481.9	$741.9
	Xintec	102.5	120.2

		$584.4	$862.1

Other receivables from related parties	SSMC	$53.8	$46.5
	VIS	10.4	3.9
	Other associates	0.8	1.2

		$65.0	$51.6

e.	Payables to related parties

		December 31, 2018	December 31, 2019
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$649.8	$736.9
	SSMC	362.6	487.9
	VIS	357.1	154.0
	Others	7.0	56.1

		$1,376.5	$1,434.9

f.	Others

		Years Ended December 31
		2017	2018	2019
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$2,196.1	$2,974.6	$2,823.0

Research and development expenses	Associates	$69.8	$83.1	$163.4

General and administrative expenses	Other related parties	$101.5	$120.8	$120.0

Compensation to Directors and Other Key Management Personnel
The compensation to directors and other key management personnel for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Short-term employee benefits	$2,170.3	$2,004.9	$1,922.2
Post-employment benefits	3.7	3.4	2.7

	$2,174.0	$2,008.3	$1,924.9